Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Ownership percentage, description	Affiliated company is company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate.
Expenses related to investment	$ 1,345,180
Employee contribution percentage	8.33%
Research and development grants	$ 272,237
Accrued royalties
Number of shares excluded from calculation of diluted loss per share	23,069,233	6,489,221	7,717,721